NATURE AND CONTINUANCE OF OPERATIONS (Narrative) (Details) - CAD ($)		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Nature And Continuance Of Operations [Abstract]
Net loss	$ (7,372,225)	$ (7,372,225)	$ (14,964,941)	$ (8,650,763)
Deficit		(31,547,023)	(24,174,798)
Working capital		$ 6,531,803	$ 10,475,632